Subscription Agreement Liability (Details Narrative)		3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 12, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Apr. 22, 2024 USD ($)	Apr. 18, 2024 USD ($) shares	Apr. 16, 2024 USD ($)	Mar. 13, 2024 USD ($)	Feb. 15, 2024 USD ($)	Feb. 13, 2024 USD ($)	Jan. 16, 2024 USD ($)	Dec. 19, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 08, 2023 USD ($)	Aug. 08, 2023 USD ($)	Aug. 02, 2023 USD ($)	Jul. 28, 2023 USD ($)	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares	Sep. 30, 2022 $ / shares	May 09, 2022 USD ($)
Subscription Liability [Line Items]
Common Stock, Par or Stated Value Per Share | (per share)																		£ 0.0001	$ 0.0001
Armada Acquisition Corp I [Member]
Subscription Liability [Line Items]
Debt instrument, face amount														$ 79,099	$ 20,840		$ 125,245
Subscription agreement liability, net		$ 6,752	$ 129,738	$ 354,503									$ 0
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001									$ 0.0001							$ 0.0001
Cost of borrowing		$ 108,634	$ 434,460	$ 462,716
Interest expense		$ 5,384	$ 124,198	$ 344,226
Armada Acquisition Corp I [Member] | Subscription Agreement [Member] | Polar Multi Strategy Master Fund [Member]
Subscription Liability [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common stock subscribed but not issued value	$ 440,000
Common stock subscribed but not issued shares | shares	880,000
Time limit from the date of consummation of business combination within which the shares shall be registered	45 days
Time limit for the registration statement to become effective from the date of consummation of business combination	150 days
Lock in period of shares	180 days
Maximum time period for default to be rectified	5 days
Armada Acquisition Corp I [Member] | Subscription Agreement [Member] | Polar Multi Strategy Master Fund [Member] | December Two Thousand And Twenty Three [Member]
Subscription Liability [Line Items]
Common stock subscribed but not issued value	$ 110,000
Number of days within which investor shall contribute capital	5 days
Armada Acquisition Corp I [Member] | Subscription Agreement [Member] | Polar Multi Strategy Master Fund [Member] | January Two Thousand And Twenty Four [Member]
Subscription Liability [Line Items]
Common stock subscribed but not issued value	$ 110,000
Armada Acquisition Corp I [Member] | Subscription Agreement [Member] | Polar Multi Strategy Master Fund [Member] | February Two Thousand And Twenty Four [Member]
Subscription Liability [Line Items]
Common stock subscribed but not issued value	$ 110,000											$ 110,000
Armada Acquisition Corp I [Member] | Subscription Agreement [Member] | Polar Multi Strategy Master Fund [Member] | March Two Thousand And Twenty Four [Member]
Subscription Liability [Line Items]
Common stock subscribed but not issued value								$ 110,000		$ 110,000	$ 110,000	110,000
Armada Acquisition Corp I [Member] | Subscription Agreement [Member] | Polar Multi Strategy Master Fund [Member] | Default Shares [Member]
Subscription Liability [Line Items]
Common stock subscribed but not issued shares | shares	220,000
Armada Acquisition Corp I [Member] | Subscription Agreement [Member] | Polar Multi Strategy Master Fund [Member] | Additional Default Shares [Member]
Subscription Liability [Line Items]
Common stock subscribed but not issued shares | shares	220,000
Armada Acquisition Corp I [Member] | Sponsor [Member]
Subscription Liability [Line Items]
Debt instrument, face amount					$ 40,939		$ 53,388		$ 297,714			$ 39,100				$ 425,402	$ 125,245				$ 483,034
Armada Acquisition Corp I [Member] | Sponsor [Member] | Subscription Agreement [Member]
Subscription Liability [Line Items]
Shared allocated by sponsor | shares						33,008
Debt instrument, face amount						$ 33,000